ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement of allowance for doubtful accounts
Balance at beginning of the period	$ 17,681,792	$ 4,702,394
Charge to expenses	398,378	3,286,320
Foreign exchange (income) loss	(881,194)	1,302,404
Balance at end of the period	$ 17,198,976	$ 9,291,118